Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

8.Taxation

a)Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are exempted from income tax on their foreign-derived incomes in the BVI. There are no withholding taxes in the BVI.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends. For the years ended December 31, 2020, 2021 and 2022, the Company’s overseas entity recognized income tax expense amounted to RMB1.0 million, RMB0.3 million and RMB0.1 million, respectively, for the assessable profits base on the existing legislation, interpretation and practice of Singapore.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a two-tiered regime under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. As an anti-avoidance measure, a group of “connected entities” can only nominate one entity within the Group to enjoy the reduced tax rate for a given year of assessment.

China

Under the Enterprise Income Tax Law of the PRC, the Company’s Chinese subsidiaries, VIEs and subsidiaries of the VIEs are subject to an income tax of 25%, except for Guangzhou Lizhi and Guangzhou Huanliao. Due to their current status of entitled High and New Technology Enterprise (“HNTE”), Guangzhou Lizhi enjoys a preferential tax rate of 15% starting from 2017 and Guangzhou Huanliao enjoys a preferential tax rate of 15% starting from 2021, respectively. This status is subject to annual evaluation and a requirement that Guangzhou Lizhi and Guangzhou Huanliao reapply for HNTE status every three years.

8.	Taxation (Continued)

a)Income taxes (Continued)

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(16.3)	(16.5)	(0.1)
Effect of withholding taxes	—	(0.3)	—
Permanent differences(1)	16.9	26.6	(33.4)
Change in valuation allowances	(26.8)	(35.2)	8.7
Effective income tax rate	(1.2)	(0.4)	0.2
(1)	The permanent differences mainly consist of additional super deduction for research and development expenditures, and certain non-deductible expenses.

As of December 31, 2022, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB

Loss expiring in 2023	3,238
Loss expiring in 2024	14,186
Loss expiring in 2025	18,996
Loss expiring in 2026	43,579
Loss expiring in 2027	28,366
Loss expiring in 2028	47,863
Loss expiring in 2029	156,879
Loss expiring in 2030	156,066
Loss expiring in 2031	207,664
Loss expiring in 2032	14,027
690,864

b)Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	112,248	108,601
Advertising expenses in excess of deduction limit	63	—
Deferred revenue	527	—
Total deferred tax assets	112,838	108,601
Less: valuation allowances	(112,838)	(108,601)
Net deferred tax assets	—	—

8.	Taxation (Continued)

b)Deferred tax assets and liabilities (Continued)

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the years presented:

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2020	(80,320)	5,713	(74,607)
2021	(74,607)	(38,231)	(112,838)
2022	(112,838)	4,237	(108,601)
*

The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.

c)Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

To the extent that subsidiaries, VIEs and subsidiaries of the VIEs of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2021 and 2022, the Company did not record any such withholding tax of its subsidiaries, the VIEs and subsidiaries of the VIEs in the PRC as they are still in accumulated deficit position.